Consolidated Statements Of Cash Flows (Schedule Of Interest And Income Taxes Paid And Interest Received) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Consolidated Statements Of Cash Flows [Abstract]
Interest paid	$ 287	$ 230
Income taxes paid (net of refunds)	134	166
Interest received	$ 7	$ 29